Operating Leases and Obligations Related to Finance Leases - Finance Lease Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Finance Lease, Liability, Gross	$ 295,828	$ 360,043
Obligations related to finance leases	294,481	360,043
Less: current portion	(27,032)	(78,476)
Long-term obligations related to finance leases	267,449	281,567
Finance Lease Obligations
Lessee, Lease, Description [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (1,347)	$ 0